GOLDMAN SACHS TRUST

Fundamental Equity Growth Funds

Class A Shares, Class B Shares, Class C Shares, Institutional Shares,
Service Shares, Class R Shares and Class IR Shares of

Goldman Sachs Capital Growth Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Growth Opportunities Fund

Class A Shares, Class C Shares, Institutional Shares,
Class R Shares and Class IR Shares of

Goldman Sachs All Cap Growth Fund

Institutional Shares of

Goldman Sachs Small/Mid Cap Growth Fund

(collectively, the “Funds”)

Supplement dated February 3, 2009 to the
Prospectuses dated December 29, 2008 (the “Prospectuses”)

The Prospectuses are amended by this Supplement to reflect a voluntary waiver of a portion of the management fee by the Investment Adviser effective February 1, 2009, equal to 0.30%, 0.29%, 0.15%, 0.10% and 0.07% of the average daily net assets of the Capital Growth Fund, Strategic Growth Fund, Concentrated Growth Fund, All Cap Growth Fund and Growth Opportunities Fund, respectively. These fee waivers may be modified or terminated at any time at the option of the Investment Adviser. Additionally, effective February 1, 2009, the Investment Adviser has voluntarily agreed to reduce or limit the Growth Opportunities Fund’s “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder proxy meeting and other extraordinary expenses, exclusive of any transfer agent fee credit reductions) to 0.014%, on an annual basis, of the Fund’s average daily net assets.

Class A, B and C Shares

The following information replaces the corresponding information on pages 31 through 35 under “Fund Fees and Expenses (Class A, B and C Shares)” as it relates to each Fund referenced below:

Fund Fees and Expenses (Class A, B and C Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class A, Class B or Class C Shares of a Fund.

	Capital Growth Fund
	Class A		Class B		Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees*[6]	0.94%		0.94%		0.94%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses*[7]	0.23%		0.23%		0.23%

Total Fund Operating Expenses*	1.42%		2.17%		2.17%

See pages 38-40 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Capital Growth Fund
	Class A	Class B	Class C
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees[6]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[7]	0.19%	0.19%	0.19%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.14%	1.89%	1.89%

	Strategic Growth Fund
	Class A		Class B		Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees*[6]	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses*[7]	0.27%		0.27%		0.27%

Total Fund Operating Expenses*	1.52%		2.27%		2.27%

See pages 38-40 for all other footnotes

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Strategic Growth Fund
	Class A	Class B	Class C
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees[6]	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[7]	0.19%	0.19%	0.19%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.15%	1.90%	1.90%

	Concentrated Growth Fund
	Class A		Class B		Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees*[6]	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses*[7]	0.26%		0.26%		0.26%

Total Fund Operating Expenses*	1.51%		2.26%		2.26%

See pages 38-40 for all other footnotes

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Concentrated Growth Fund
	Class A	Class B	Class C
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees[6]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[7]	0.20%	0.20%	0.20%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.30%	2.05%	2.05%

	All Cap Growth Fund
	Class A		Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fees	None		None
Exchange Fees	None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees*[6]	1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses*[7]	19.70%		19.70%

Total Fund Operating Expenses*	20.95%		21.70%

See pages 38-40 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	All Cap Growth Fund
	Class A	Class C
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees[6]	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[7]	0.20%	0.20%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.35%	2.10%

	Growth Opportunities Fund
	Class A		Class B		Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees*[6]	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses*[7]	0.22%		0.22%		0.22%

Total Fund Operating Expenses*	1.47%		2.22%		2.22%

See pages 38-40 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Growth Opportunities Fund
	Class A	Class B	Class C
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees[6]	0.93%	0.93%	0.93%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[7]	0.20%	0.20%	0.20%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.38%	2.13%	2.13%

Institutional Shares

The following information replaces the corresponding information on pages 32 and 33 under “Fund Fees and Expenses (Institutional Shares)” as it relates to each Fund referenced below:

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of a Fund.

	Capital			All Cap	Growth	Small/Mid
	Growth	Strategic	Concentrated	Growth	Opportunities	Cap Growth
	Fund	Growth Fund	Growth Fund	Fund	Fund	Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees*[2]	0.94%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses*[3]	0.08%	0.12%	0.11%	19.55%	0.07%	0.28%

Total Fund Operating Expenses*	1.02%	1.12%	1.11%	20.55%	1.07%	1.28%

See pages 34-35 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Capital	Strategic	Concentrated	All Cap	Growth	Small/Mid
	Growth	Growth	Growth	Growth	Opportunities	Cap Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.70%	0.71%	0.85%	0.90%	0.93%	1.00%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses[3]	0.04%	0.04%	0.05%	0.05%	0.05%	0.10%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	0.74%	0.75%	0.90%	0.95%	0.98%	1.10%

Service Shares

The following information replaces the corresponding information on pages 28 and 29 under “Fund Fees and Expenses (Service Shares)” as it relates to each Fund referenced below:

Fund Fees and Expenses (Service Shares)

This table describes the fees and expenses that you would pay if you buy and hold Service Shares of a Fund.

	Capital	Strategic	Concentrated	Growth
	Growth	Growth	Growth	Opportunities
	Fund	Fund	Fund	Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fees	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees*[2]	0.94%	1.00%	1.00%	1.00%
Other Expenses	0.58%	0.62%	0.61%	0.57%
Service Fees[3]	0.25%	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%	0.25%
All Other Expenses*[4]	0.08%	0.12%	0.11%	0.07%

Total Fund Operating Expenses*	1.52%	1.62%	1.61%	1.57%

See pages 30-31 for all other footnotes.

*	The “Management Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Funds. The Funds’ “Management Fees,” “All Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “All Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Capital	Strategic	Concentrated	Growth
	Growth	Growth	Growth	Opportunities
	Fund	Fund	Fund	Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.70%	0.71%	0.85%	0.93%
Other Expenses	0.54%	0.54%	0.55%	0.55%
Service Fees[3]	0.25%	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%	0.25%
All Other Expenses[4]	0.04%	0.04%	0.05%	0.05%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.24%	1.25%	1.40%	1.48%

The information in the table in footnote 2 on page 30 is replaced by the following as it relates to each Fund referenced below:

Management Fee
Fund	Annual Rate*	Average Daily Net Assets

Capital Growth	1.00%	First $	1 Billion
	0.90	Next $	1 Billion
	0.80	Over $	2 Billion

Strategic Growth	1.00%	First $	1 Billion
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion†
	0.82	Over $	8 Billion†

Concentrated Growth	1.00%	First $	1 Billion
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion†
	0.82	Over $	8 Billion†

Growth Opportunities	1.00%	First $	2 Billion
	0.90	Next $	3 Billion
	0.86	Next $	3 Billion†
	0.84	Over $	8 Billion†

*	Effective February 1, 2009, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.30%, 0.29%, 0.15% and 0.07% of the average daily net assets of the Capital Growth Fund, Strategic Growth Fund, Concentrated Growth Fund and Growth Opportunities Fund, respectively. These management fee waivers will be calculated as a basis point reduction of the base contractual management fee rates for each of the Funds, and will not be applied to the above breakpoints.

The information on page 34 under “Management Fees” is replaced by the following as it relates to each Fund referenced below:

     MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Actual Rate
For the Fiscal
Year Ended
	Management Fee	Average Daily		August 31,
Fund	Annual Rate*	Net Assets		2008

Capital Growth	1.00%	First $	1 Billion	0.94%
	0.90	Next $	1 Billion
	0.80	Over $	2 Billion

Strategic Growth	1.00%	First $	1 Billion	1.00%
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion
	0.82	Over $	8 Billion

Concentrated Growth	1.00%	First $	1 Billion	1.00%
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion
	0.82	Over $	8 Billion

Growth Opportunities	1.00%	First $	2 Billion	1.00%
	0.90	Next $	3 Billion
	0.86	Next $	3 Billion
	0.84	Over $	8 Billion

*	Effective February 1, 2009, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.30%, 0.29%, 0.15% and 0.07% of the average daily net assets of the Capital Growth Fund, Strategic Growth Fund, Concentrated Growth Fund and Growth Opportunities Fund, respectively. These management fee waivers will be calculated as a basis point reduction of the base contractual management fee rates for each of the Funds, and will not be applied to the above breakpoints.

Class R and IR Shares

The following information replaces the corresponding information on pages 24 through 28 under “Fund Fees and Expenses (Class R and IR Shares)” as it relates to each Fund referenced below:

Fund Fees and Expenses (Class R and IR Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class R or Class IR Shares of a Fund.

	Capital Growth Fund
	Class R	Class IR
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees*[2]	0.94%	0.94%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses*[3]	0.23%	0.23%

Total Fund Operating Expenses*	1.67%	1.17%

See pages 30-31 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Capital Growth Fund
	Class R	Class IR
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[3]	0.19%	0.19%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.39%	0.89%

	Strategic Growth Fund
	Class R	Class IR
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees*[2]	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses*[3]	0.27%	0.27%

Total Fund Operating Expenses*	1.77%	1.27%

See pages 30-31 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Strategic Growth Fund
	Class R	Class IR
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[3]	0.19%	0.19%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.40%	0.90%

	Concentrated Growth Fund
	Class R	Class IR
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees*[2]	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses*[3]	0.26%	0.26%

Total Fund Operating Expenses*	1.76%	1.26%

See pages 30-31 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Concentrated Growth Fund
	Class R	Class IR
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[3]	0.20%	0.20%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.55%	1.05%

	All Cap Growth Fund
	Class R	Class IR
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees*[2]	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses*[3]	19.70%	19.70%

Total Fund Operating Expenses*	21.20%	20.70%

See pages 30-31 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	All Cap Growth Fund
	Class R	Class IR
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[3]	0.20%	0.20%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.60%	1.10%

	Growth
	Opportunities Fund
	Class R	Class IR
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees*[2]	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses*[3]	0.22%	0.22%

Total Fund Operating Expenses*	1.72%	1.22%

See pages 30-31 for all other footnotes.

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown in the table above do not reflect voluntary fee waivers and/or expense limitations currently in place with respect to the Fund. The Fund’s “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses,” after application of current fee waivers and expense limitations, are as set forth below. These fee waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval. If this occurs, the “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” shown below would be higher.

	Growth
	Opportunities Fund
	Class R	Class IR
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.93%	0.93%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[3]	0.20%	0.20%

Total Fund Operating Expenses (after current fee waivers and expense limitations)	1.63%	1.13%

The following information replaces footnote 1 on page 30 under “Fund Fees and Expenses (Class R and IR Shares)” as it relates to the Capital Growth Fund:

1	The Funds’ annual operating expenses are based on actual expenses incurred for the fiscal year ended August 31, 2008, except for the Capital Growth Fund which has been restated to reflect expenses for the current fiscal year.

Class A, B and C Shares, Institutional Shares and Class R and IR Shares

The information in the table in footnote 6 on pages 38-39 of the Class A, B and C Shares Prospectus, footnote 2 on page 34 of the Institutional Shares Prospectus and footnote 2 on page 30 of the Class R and IR Shares Prospectus is replaced by the following as it relates to each Fund referenced below:

Management Fee
Fund	Annual Rate*	Average Daily Net Assets
Capital Growth	1.00%	First $	1 Billion
	0.90	Next $	1 Billion
	0.80	Over $	2 Billion

Strategic Growth	1.00%	First $	1 Billion
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion†
	0.82	Over $	8 Billion†

Concentrated Growth	1.00%	First $	1 Billion
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion†
	0.82	Over $	8 Billion†

All Cap Growth	1.00%	First $	1 Billion
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion†
	0.82	Over $	8 Billion†

Growth Opportunities	1.00%	First $	2 Billion
	0.90	Next $	3 Billion
	0.86	Next $	3 Billion†
	0.84	Over $	8 Billion†

*	Effective February 1, 2009, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.30%, 0.29%, 0.15%, 0.10% and 0.07% of the average daily net assets of the Capital Growth Fund, Strategic Growth Fund, Concentrated Growth Fund, All Cap Growth Fund and Growth Opportunities Fund, respectively. These management fee waivers will be calculated as a basis point reduction of the base contractual management fee rates for each of the Funds, and will not be applied to the above breakpoints.

The information on page 44 of the Class A, B and C Shares Prospectus, page 38 of the Institutional Shares Prospectus and page 34 of the Class R and IR Shares Prospectus under “Management Fees” is replaced by the following as it relates to each Fund referenced below:

     MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Actual Rate
For the Fiscal
	Management Fee	Average Daily		Year Ended
Fund	Annual Rate*	Net Assets		August 31, 2008
Capital Growth	1.00%	First $	1 Billion	0.94%
	0.90	Next $	1 Billion
	0.80	Over $	2 Billion

Strategic Growth	1.00%	First $	1 Billion	1.00%
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion
	0.82	Over $	8 Billion

Concentrated Growth	1.00%	First $	1 Billion	1.00%
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion
	0.82	Over $	8 Billion

All Cap Growth	1.00%	First $	1 Billion	1.00%
	0.90	Next $	1 Billion
	0.86	Next $	3 Billion
	0.84	Next $	3 Billion
	0.82	Over $	8 Billion

Growth Opportunities	1.00%	First $	2 Billion	1.00%
	0.90	Next $	3 Billion
	0.86	Next $	3 Billion
	0.84	Over $	8 Billion

*	Effective February 1, 2009, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.30%, 0.29%, 0.15%, 0.10% and 0.07% of the average daily net assets of the Capital Growth Fund, Strategic Growth Fund, Concentrated Growth Fund, All Cap Growth Fund and Growth Opportunities Fund, respectively. These management fee waivers will be calculated as a basis point reduction of the base contractual management fee rates for each of the Funds, and will not be applied to the above breakpoints.

All Share Classes

The information in the table in footnote 7 on page 40 of the Class A, B and C Shares Prospectus, footnote 3 on page 35 of the Institutional Shares Prospectus, footnote 4 on pages 30-31 of the Service Shares Prospectus and footnote 3 on pages 30-31 of the Class R and IR Shares Prospectus is replaced by the following as it relates to the Growth Opportunities Fund:

Fund	Other Expenses
Growth Opportunities*	0.014%

*	Effective February 1, 2009, the Investment Adviser has voluntarily agreed to reduce or limit the Growth Opportunities Fund’s “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder proxy meeting and other extraordinary expenses, exclusive of any transfer agent fee credit reductions) to 0.014%, on an annual basis, of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus
for future reference.

EQGRWFEESTK 02-09